Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$592,527.25

Principal:
Principal Collections	$7,135,053.75
Prepayments in Full	$3,201,838.31
Liquidation Proceeds	$138,764.42
Recoveries	$37,170.01
Sub Total	$10,512,826.49
Collections	$11,105,353.74

Purchase Amounts:
Purchase Amounts Related to Principal	$260,458.27
Purchase Amounts Related to Interest	$1,684.28
Sub Total	$262,142.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,367,496.29

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$11,367,496.29
Servicing Fee	$129,268.09	$129,268.09	$0.00	$0.00	$11,238,228.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,238,228.20
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,238,228.20
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,238,228.20
Interest - Class A-4 Notes	$117,039.80	$117,039.80	$0.00	$0.00	$11,121,188.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,121,188.40
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$11,042,932.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,042,932.98
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$10,985,509.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,985,509.65
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$10,913,284.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,913,284.65
Regular Principal Payment	$9,617,297.45	$9,617,297.45	$0.00	$0.00	$1,295,987.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,295,987.20
Residuel Released to Depositor	$0.00	$1,295,987.20	$0.00	$0.00	$0.00
Total		$11,367,496.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,617,297.45
Total					$9,617,297.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,617,297.45	$66.51	$117,039.80	$0.81	$9,734,337.25	$67.32
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$9,617,297.45	$8.82	$324,943.55	$0.30	$9,942,241.00	$9.12

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$65,324,536.98	0.4517603	$55,707,239.53	0.3852506
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$140,174,536.98	0.1285710	$130,557,239.53	0.1197498

Pool Information
Weighted Average APR	4.522%	4.523%
Weighted Average Remaining Term	23.53	22.73
Number of Receivables Outstanding	16,841	16,225
Pool Balance	$155,121,710.56	$144,276,703.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$140,174,536.98	$130,557,239.53
Pool Factor	0.1292681	0.1202306

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$13,719,463.87
Targeted Overcollateralization Amount	$13,719,463.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,719,463.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	42

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		74	$108,892.41
(Recoveries)		113	$37,170.01
Net Losses for Current Collection Period			$71,722.40
Cumulative Net Losses Last Collection Period			$8,412,154.39
Cumulative Net Losses for all Collection Periods			$8,483,876.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.55%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.29%	442	$4,751,251.73
61-90 Days Delinquent	0.32%	44	$461,712.06
91-120 Days Delinquent	0.14%	19	$207,836.30
Over 120 Days Delinquent	0.57%	65	$826,736.97
Total Delinquent Receivables	4.33%	570	$6,247,537.06

Repossession Inventory:
Repossessed in the Current Collection Period		14	$198,289.64
Total Repossessed Inventory		20	$273,649.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2546%
Preceding Collection Period			(0.0610)%
Current Collection Period			0.5749%
Three Month Average			0.2562%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6998%
Preceding Collection Period			0.7125%
Current Collection Period			0.7889%
Three Month Average			0.7337%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer